UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07489

                      Oppenheimer International Growth Fund
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: November 30
                                               -----------

                    Date of reporting period: August 31, 2004
                                              ---------------

ITEM 1. SCHEDULE OF INVESTMENTS.


STATEMENT OF INVESTMENTS   August 31, 2004 / Unaudited

                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
Common Stocks--97.9%
Consumer Discretionary--19.3%
-----------------------------------------------------------------------------------------------------------
Auto Components--1.6%
Continental AG                                                               272,394   $     14,131,382
-----------------------------------------------------------------------------------------------------------
Automobiles--1.1%
Porsche AG, Preferred                                                         15,702          9,541,860
-----------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure--1.6%
Carnival Corp.                                                               162,700          7,450,033
-----------------------------------------------------------------------------------------------------------
William Hill plc                                                             698,320          6,840,968
                                                                                        ------------------
                                                                                             14,291,001
-----------------------------------------------------------------------------------------------------------
Household Durables--3.0%
Daito Trust Construction Co. Ltd.                                            158,632          6,026,114
-----------------------------------------------------------------------------------------------------------
Groupe SEB SA                                                                 39,224          4,129,471
-----------------------------------------------------------------------------------------------------------
Sharp Corp.                                                                  718,000         10,055,746
-----------------------------------------------------------------------------------------------------------
Sony Corp.                                                                   188,100          6,508,472
                                                                                        ------------------
                                                                                             26,719,803
-----------------------------------------------------------------------------------------------------------
Internet & Catalog Retail--1.6%
LG Home Shopping, Inc.                                                       164,880          6,635,528
-----------------------------------------------------------------------------------------------------------
Next plc                                                                     283,330          7,599,045
                                                                                        ------------------
                                                                                             14,234,573
-----------------------------------------------------------------------------------------------------------
Media--6.1%
British Sky Broadcasting Group plc                                           199,599          1,719,689
-----------------------------------------------------------------------------------------------------------
Gestevision Telecinco SA                                                     196,002          3,079,128
-----------------------------------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR                                             137,200          6,603,436
-----------------------------------------------------------------------------------------------------------
Mediaset SpA                                                                 633,800          6,498,930
-----------------------------------------------------------------------------------------------------------
News Corp. Ltd. (The)                                                        807,989          6,278,572
-----------------------------------------------------------------------------------------------------------
Societe Television Francaise 1                                               278,200          7,822,734
-----------------------------------------------------------------------------------------------------------
Sogecable SA                                                                  80,800          2,926,374
-----------------------------------------------------------------------------------------------------------
Vivendi Universal SA                                                         407,160         10,055,660
-----------------------------------------------------------------------------------------------------------
Zee Telefilms Ltd.                                                         2,536,600          8,352,286
                                                                                        ------------------
                                                                                             53,336,809
-----------------------------------------------------------------------------------------------------------
Multiline Retail--0.2%
Takashimaya Co. Ltd.                                                         211,272          1,928,127
-----------------------------------------------------------------------------------------------------------
Specialty Retail--2.5%
Hennes & Mauritz AB, B Shares                                                493,800         12,872,235
-----------------------------------------------------------------------------------------------------------
New Dixons Group plc                                                       3,374,051          9,578,461
                                                                                        ------------------
                                                                                             22,450,696
-----------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods--1.6%
Compagnie Financiere Richemont AG, A Shares                                  171,134          4,370,212
-----------------------------------------------------------------------------------------------------------
Luxottica Group SpA                                                          558,800          9,391,025
                                                                                        ------------------
                                                                                             13,761,237
Consumer Staples--6.0%
-----------------------------------------------------------------------------------------------------------
Beverages--2.8%
Foster's Group Ltd.                                                        2,041,110          6,715,265
-----------------------------------------------------------------------------------------------------------
Heineken NV                                                                  236,925          7,167,043
-----------------------------------------------------------------------------------------------------------
Pernod-Ricard SA                                                              86,830         10,743,382
                                                                                        ------------------
                                                                                             24,625,690
-----------------------------------------------------------------------------------------------------------
Food & Staples Retailing--0.6%
Carrefour SA                                                                  57,730          2,712,322
-----------------------------------------------------------------------------------------------------------
Woolworths Ltd.                                                              255,600          2,277,882
                                                                                        ------------------
                                                                                              4,990,204
-----------------------------------------------------------------------------------------------------------
Food Products--1.9%
Cadbury Schweppes plc                                                        598,060          4,802,374
-----------------------------------------------------------------------------------------------------------
Nestle SA                                                                     18,518          4,378,072
-----------------------------------------------------------------------------------------------------------
Unilever plc                                                                 872,580          7,486,447
                                                                                        ------------------
                                                                                             16,666,893
-----------------------------------------------------------------------------------------------------------
Personal Products--0.7%
L'Oreal SA                                                                    94,230          6,271,290
Energy--4.3%
-----------------------------------------------------------------------------------------------------------
Energy Equipment & Services--1.9%
Technip SA                                                                   112,530         16,883,269
-----------------------------------------------------------------------------------------------------------
Oil & Gas--2.4%
BP plc, ADR                                                                  159,800          8,581,260
-----------------------------------------------------------------------------------------------------------
Total SA, B Shares                                                            46,600          9,085,624
-----------------------------------------------------------------------------------------------------------
Tsakos Energy Navigation Ltd.                                                113,500          3,087,200
                                                                                        ------------------
                                                                                             20,754,084
Financials--18.2%
-----------------------------------------------------------------------------------------------------------
Commercial Banks--10.1%
ABN Amro Holding NV                                                          299,700          6,365,181
-----------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp.                                                     1,470,882         24,540,076
-----------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                                               727,800          8,879,160
-----------------------------------------------------------------------------------------------------------
Joyo Bank Ltd. (The)                                                       1,212,000          4,936,977
-----------------------------------------------------------------------------------------------------------
Mitsubishi Tokyo Financial Group, Inc.                                         2,355         21,233,695
-----------------------------------------------------------------------------------------------------------
National Australia Bank Ltd.                                                 136,600          2,564,648
-----------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                                       399,470         11,138,790
-----------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                      109,830          9,389,352
                                                                                        ------------------
                                                                                             89,047,879
-----------------------------------------------------------------------------------------------------------
Diversified Financial Services--3.7%
3i Group plc                                                               1,253,207         12,954,474
-----------------------------------------------------------------------------------------------------------
Collins Stewart Tullett plc                                                1,830,121         11,710,399
-----------------------------------------------------------------------------------------------------------
MLP AG                                                                       562,828          8,259,243
                                                                                        ------------------
                                                                                             32,924,116
-----------------------------------------------------------------------------------------------------------
Insurance--2.1%
Alleanza Assicurazioni SpA                                                   407,700          4,269,890
-----------------------------------------------------------------------------------------------------------
AMP Ltd.                                                                   1,921,305          8,459,725
-----------------------------------------------------------------------------------------------------------
Skandia Forsakrings AB                                                     1,596,900          5,770,363
                                                                                        ------------------
                                                                                             18,499,978
-----------------------------------------------------------------------------------------------------------
Real Estate--1.9%
Solidere, GDR 2                                                              877,092          6,161,571
-----------------------------------------------------------------------------------------------------------
Sumitomo Realty & Development Co. Ltd.                                       924,000         10,124,289
                                                                                        ------------------
                                                                                             16,285,860
-----------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance--0.4%
Housing Development Finance Corp. Ltd.                                       265,500          3,186,745
Health Care--14.4%
-----------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies--2.1%
Art Advanced Research Technologies, Inc.                                     389,400            444,927
-----------------------------------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc. 1,3,4                             1,901,125          2,172,218
-----------------------------------------------------------------------------------------------------------
Essilor International SA                                                     147,150          9,031,675
-----------------------------------------------------------------------------------------------------------
Ortivus AB, Cl. B 4                                                          710,800          2,511,594
-----------------------------------------------------------------------------------------------------------
Terumo Corp.                                                                 193,900          4,384,027
                                                                                        ------------------
                                                                                             18,544,441
-----------------------------------------------------------------------------------------------------------
Health Care Providers & Services--0.4%
Nicox SA                                                                     850,949          3,295,400
-----------------------------------------------------------------------------------------------------------
Pharmaceuticals--11.9%
AstraZeneca plc                                                               64,060          2,950,132
-----------------------------------------------------------------------------------------------------------
Dr. Reddy's Laboratories Ltd., Sponsored ADR                                 167,100          2,640,180
-----------------------------------------------------------------------------------------------------------
Fujisawa Pharmaceutical Co. Ltd.                                             153,000          3,648,359
-----------------------------------------------------------------------------------------------------------
GlaxoSmithKline plc                                                          327,940          6,685,295
-----------------------------------------------------------------------------------------------------------
H. Lundbeck AS                                                               417,900          7,525,231
-----------------------------------------------------------------------------------------------------------
Marshall Edwards, Inc. 1,3                                                 1,750,000         13,405,732
-----------------------------------------------------------------------------------------------------------
NeuroSearch AS                                                               282,500         10,867,786
-----------------------------------------------------------------------------------------------------------
Novogen Ltd. 4                                                             6,323,015         20,401,852
-----------------------------------------------------------------------------------------------------------
Sanofi-Aventis 1                                                              79,300          5,649,455
-----------------------------------------------------------------------------------------------------------
Sanofi-Synthelabo SA                                                          77,210          5,491,158
-----------------------------------------------------------------------------------------------------------
Schering AG                                                                  122,691          6,820,732
-----------------------------------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                                          405,000          6,561,856
-----------------------------------------------------------------------------------------------------------
SkyePharma plc                                                             3,340,500          3,311,599
-----------------------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                                               112,000          5,064,580
-----------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., Sponsored ADR                           144,800          3,945,800
                                                                                        ------------------
                                                                                            104,969,747
Industrials--9.6%
-----------------------------------------------------------------------------------------------------------
Aerospace & Defense--2.8%
Empresa Brasileira de Aeronautica SA, Preference                           3,731,246         24,832,481
-----------------------------------------------------------------------------------------------------------
Commercial Services & Supplies--1.9%
BTG plc                                                                    2,170,784          4,049,678
-----------------------------------------------------------------------------------------------------------
Buhrmann NV                                                                  377,558          3,039,224
-----------------------------------------------------------------------------------------------------------
Prosegur Compania de Seguridad SA                                            205,149          3,172,858
-----------------------------------------------------------------------------------------------------------
Randstad Holding NV                                                          219,683          6,707,000
                                                                                        ------------------
                                                                                             16,968,760
-----------------------------------------------------------------------------------------------------------
Construction & Engineering--0.6%
Koninklijke Boskalis Westminster NV                                           68,543          1,669,439
-----------------------------------------------------------------------------------------------------------
Leighton Holdings Ltd.                                                       547,231          3,778,128
                                                                                        ------------------
                                                                                              5,447,567
-----------------------------------------------------------------------------------------------------------
Electrical Equipment--1.2%
Ushio, Inc.                                                                  672,000         11,004,696
-----------------------------------------------------------------------------------------------------------
Industrial Conglomerates--2.4%
Aalberts Industries NV                                                       394,227         13,082,489
-----------------------------------------------------------------------------------------------------------
Siemens AG                                                                   113,152          7,764,861
                                                                                        ------------------
                                                                                             20,847,350
-----------------------------------------------------------------------------------------------------------
Machinery--0.7%
Hyundai Heavy Industries Co. Ltd.                                            259,846          5,859,748
Information Technology--18.0%
-----------------------------------------------------------------------------------------------------------
Communications Equipment--2.8%
Nokia Oyj                                                                    262,900          3,079,946
-----------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares                                  7,959,600         21,438,714
                                                                                        ------------------
                                                                                             24,518,660
-----------------------------------------------------------------------------------------------------------
Computers & Peripherals--0.5%
Logitech International SA                                                     99,935          4,512,379
-----------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments--6.6%
Electrocomponents plc                                                      1,166,910          6,809,429
-----------------------------------------------------------------------------------------------------------
Epcos AG                                                                     351,617          5,215,484
-----------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                 38,100          7,819,140
-----------------------------------------------------------------------------------------------------------
Nidec Corp.                                                                   54,000          5,190,169
-----------------------------------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd.                                               340,000          7,702,870
-----------------------------------------------------------------------------------------------------------
Omron Corp.                                                                  415,318          8,934,023
-----------------------------------------------------------------------------------------------------------
Tandberg ASA                                                               1,406,800         12,566,826
-----------------------------------------------------------------------------------------------------------
TDK Corp.                                                                     61,800          4,101,332
                                                                                        ------------------
                                                                                             58,339,273
-----------------------------------------------------------------------------------------------------------
Internet Software & Services--1.2%
T-Online International AG                                                    130,690          1,252,549
-----------------------------------------------------------------------------------------------------------
Yahoo Japan Corp.                                                                944          9,073,184
                                                                                        ------------------
                                                                                             10,325,733
-----------------------------------------------------------------------------------------------------------
IT Services--2.8%
Amadeus Global Travel Distribution SA                                        807,600          5,497,758
-----------------------------------------------------------------------------------------------------------
Getronics NV                                                                 586,400            992,627
-----------------------------------------------------------------------------------------------------------
Infosys Technologies Ltd.                                                    357,576         12,147,249
-----------------------------------------------------------------------------------------------------------
NIIT Ltd.                                                                    445,600          1,495,105
-----------------------------------------------------------------------------------------------------------
NIIT Technologies Ltd. 1                                                     668,400          2,794,852
-----------------------------------------------------------------------------------------------------------
United Internet AG                                                            88,125          1,800,813
                                                                                        ------------------
                                                                                             24,728,404
-----------------------------------------------------------------------------------------------------------
Office Electronics--2.5%
Canon, Inc.                                                                  269,000         12,853,494
-----------------------------------------------------------------------------------------------------------
Konica Minolta Holdings, Inc.                                                676,000          8,768,291
                                                                                        ------------------
                                                                                             21,621,785
-----------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment--1.2%
ASM International NV                                                         517,000          7,113,920
-----------------------------------------------------------------------------------------------------------
Samsung Electronics Co.                                                        9,900          3,872,588
                                                                                        ------------------
                                                                                             10,986,508
-----------------------------------------------------------------------------------------------------------
Software--0.4%
Autonomy Corp. plc                                                           838,998          2,487,656
-----------------------------------------------------------------------------------------------------------
UBI Soft Entertainment SA                                                     56,236          1,184,781
                                                                                        ------------------
                                                                                              3,672,437
Materials--2.9%
-----------------------------------------------------------------------------------------------------------
Metals & Mining--2.9%
Companhia Vale do Rio Doce, Sponsored ADR                                    202,800          9,876,360
-----------------------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                                                114,700          9,659,220
-----------------------------------------------------------------------------------------------------------
Rio Tinto plc                                                                254,500          6,325,802
                                                                                        ------------------
                                                                                             25,861,382
Telecommunication Services--5.2%
-----------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services--5.2%
KDDI Corp.                                                                     2,379         11,454,565
-----------------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR                                                     234,234          4,427,023
-----------------------------------------------------------------------------------------------------------
Telecom Italia Mobile SpA                                                  1,198,200          6,376,586
-----------------------------------------------------------------------------------------------------------
Vodafone Group plc                                                        10,503,223         23,901,080
                                                                                        ------------------
                                                                                             46,159,254
                                                                                        ------------------
Total Common Stocks (Cost $727,366,641)                                                     863,027,501
-----------------------------------------------------------------------------------------------------------
Preferred Stocks--0.9%
Ceres Group, Inc.:
$4.00 Cv., Series C-1 1,3                                                     44,515            289,348
Cv., Series C 1,3                                                            600,000          3,900,000
Cv., Series D 1,3                                                            418,000          2,717,000
-----------------------------------------------------------------------------------------------------------
Oxagen Ltd., Cv. 1,3                                                       2,142,875          1,351,850
                                                                                        ------------------
Total Preferred Stocks (Cost $7,296,760)                                                      8,258,198

                                                                               Units
-----------------------------------------------------------------------------------------------------------
Rights, Warrants and Certificates--0.0%
Ceres Group, Inc.:

Series C Wts., Exp. 8/28/06 1,3                                               20,032                 --
Series D Wts., Exp. 12/31/30 1,3                                              41,800                 --
                                                                                        ------------------
Total Rights, Warrants and Certificates (Cost $0)                                                    --

                                                                           Principal
                                                                              Amount
-----------------------------------------------------------------------------------------------------------
Joint Repurchase Agreements--1.1%
Undivided interest of 2.38% in joint repurchase agreement (Principal
Amount/Value $400,335,000, with a maturity value of $400,352,125) with Cantor
Fitzgerald & Co./Cantor Fitzgerald Securities, 1.54%, dated 8/31/04, to be repurchased at $9,537,408 on 9/1/04, collateralized by U.S. Treasury Bonds,
1.625%--11.25%,
1/31/05--2/15/15, with a value of $408,806,656 (Cost $9,537,000)         $ 9,537,000          9,537,000
-----------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $744,200,401)                                 99.9%       880,822,699
-----------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                  0.1            695,644
                                                                     -------------------------------------
Net Assets                                                                     100.0%     $ 881,518,343
                                                                     =====================================

Footnotes to Statement of Investments
1. Non-income producing security.
2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $6,161,571 or 0.70% of the Fund's net assets as of August 31, 2004.
3. Illiquid or restricted security. As of August 31, 2004 the Fund had restricted securities as follows:
                                                                                                               Unrealized
                                                 Acquisition                         Valuation as of         Appreciation
Security                                               Dates            Cost         August 31, 2004        (Depreciation)
--------------------------------------------------------------------------------------------------------------------------
Stocks and/or Warrants
Art Advanced Research Technologies, Inc.             6/19/01     $ 7,500,000             $ 2,305,947         $ (5,194,053)
Ceres Group, Inc., $4.00 Cv., Series C-1              2/6/01         178,060                 289,348              111,288
Ceres Group, Inc., Cv., Series C                      1/6/99       2,400,000               3,900,000            1,500,000
Ceres Group, Inc., Cv., Series D                     3/15/01       2,508,000               2,717,000              209,000
Ceres Group, Inc., Series C Wts., Exp. 8/28/06      10/25/01              --                      --                   --
Ceres Group, Inc., Series D Wts., Exp. 12/31/30      10/4/01              --                      --                   --
Oxagen Ltd., Cv.                                    12/20/00       2,210,700               1,359,076             (851,624)

4. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2004. The aggregate fair value of securities of affiliated companies held by the Fund as of August 31, 2004 amounts to $25,085,663. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                                        UNREALIZED
                                SHARES        GROSS        GROSS          SHARES      APPRECIATION
                       AUGUST 31, 2003    ADDITIONS   REDUCTIONS AUGUST 31, 2004    (DEPRECIATION)
---------------------------------------------------------------------------------------------------
STOCKS AND/OR
WARRANTS
Art Advanced
Research
Technologies, Inc.           1,901,125           --           --       1,901,125      $(5,327,782)
Ortivus AB, Cl. B              710,800           --           --         710,800       (5,848,502)
Novogen Ltd.                 6,323,015           --           --       6,323,015        11,405,909
                                                                                      -------------
                                                                                      $    229,625
                                                                                      =============


Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings                                            Value    Percent
--------------------------------------------------------------------------------
Japan                                                   $167,374,006      19.0 %
United Kingdom                                           140,284,428      15.9
France                                                   101,745,573      11.6
Australia                                                 63,881,804       7.3
Germany                                                   54,786,924       6.2
The Netherlands                                           46,136,923       5.2
Sweden                                                    42,592,906       4.8
India                                                     39,495,577       4.5
Brazil                                                    34,708,841       3.9
Italy                                                     26,536,431       3.0
Ireland                                                   24,540,076       2.8
United States                                             23,893,381       2.7
Korea, Republic of South                                  20,794,887       2.4
Denmark                                                   18,393,017       2.1
Norway                                                    15,654,026       1.8
Spain                                                     14,676,118       1.7
Switzerland                                               13,260,663       1.5
South Africa                                               9,659,220       1.1
Mexico                                                     6,603,436       0.7
Lebanon                                                    6,161,571       0.7
Israel                                                     3,945,800       0.4
Finland                                                    3,079,946       0.4
Canada                                                     2,617,145       0.3
                                                       -------------------------
Total                                                   $880,822,699     100.0 %
                                                       =========================


The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                             $755,816,118
                                                           =====================

Gross unrealized appreciation                              $ 343,811,525
Gross unrealized depreciation                               (218,804,944)
                                                           ---------------------
Net unrealized appreciation                                $ 125,006,581
                                                           =====================


For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of August 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

         (a)  Exhibits attached hereto. (Attach certifications as exhibits)